Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Current Assets
Cash	$ 1,124,449	$ 12,789,735
Accounts receivable, net	23,016,778	24,677,445
Advances to suppliers, net	100,439,974	116,343,961
Inventories, net	30,293,667	3,901,848
Other current assets	283,494	347,228
Due from a related party	109,755	110,958
Total current assets	155,268,117	158,171,175
Biological assets	9,177,583	9,187,640
Long-term investments	6,972,624	6,900,280
Property, plant and equipment, net	18,009	24,532
Right-of-use assets, net	474,355	516,459
Total Assets	171,910,688	174,800,086
Current Liabilities
Short-term loans	0	2,412,281
Long-term loans - current portion	0	676,284
Convertible promissory notes	5,877,005	5,788,742
Accounts payable	39,577	1,105,674
Due to related parties	379,082	33,814
Operating lease liabilities - current	53,132	69,062
Other current liabilities	770,387	627,125
Total current liabilities	7,119,183	10,712,982
Long-term loans - non-current portion	0	1,652,561
Operating lease liabilities - non-current	436,542	458,617
Total Liabilities	7,555,725	12,824,160
Shareholders' Equity
Ordinary share, $0.20 par value, 500 million shares authorized, 6,895,786 and 6,094,078 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	1,409,158	1,218,816
Additional paid-in capital	161,335,175	160,571,517
Statutory reserve	719,996	1,695,629
Retained earnings	18,511,613	16,905,488
Accumulated other comprehensive loss	(17,620,979)	(18,415,524)
Total Shareholders' Equity	164,354,963	161,975,926
Total Liabilities and Shareholders' Equity	$ 171,910,688	$ 174,800,086